RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	3 Months Ended
Mar. 31, 2023
Schedule Of Related Party Transactions With Oniva
	Three months ended March 31,
	2023	2022
Salaries, benefits, and consulting fees	$284	$439
Share‐based payments	321	157
	$605	$596

Schedule Of Related Party Transactions And Balances
	March 31, 2023	December 31, 2022
Oniva International Services Corp.	$100	$100
Silver Wolf Exploration Ltd.	(77)	(72)
Directors Fees	44	-
	$67	$28

Schedule Of Due To Related Parties
	March 31, 2023	March 31, 2022
Salaries and benefits	$245	$220
Office and miscellaneous	133	97
	$378	$317